RELATED PARTY TRANSACTION (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTION
Schedule of transactions with related parties

Name of related parties	Relationship with the Group
Beijing RYB	An affiliate of the shareholder of the Group
Beiyao	An affiliate of the shareholder of the Group
Beijing Aizhijujiang Education Consulting Co. Ltd.	wholly-owned subsidiary of Beijing RYB
Beijing Bozhi Yingjia Technology Co., Ltd. (Beijing Bozhi)	wholly-owned subsidiary of Beiyao
Shanghai Peidi Culture Communication Co., Ltd. (Shanghai Peidi)	80% owned subsidiary of Beiyao
Qingdao RYB Education Technology Co., Ltd.	90% owned subsidiary of Beijing RYB
Chongqing RYB Leyuan Art Training Co., Ltd.	95% owned subsidiary of Beijing RYB
Ms. Zhiying Li	Spouse of Mr. Chimin Cao, who is Co-founder and director of the Company
Guiyang RYB Education Development Co., LTD	95% owned subsidiary of Beijing RYB
Changzhou RYB Children Education Technology Co., LTD	wholly-owned subsidiary of Beijing RYB
Dalian RYB Children Education Technology Development Co. LTD	95% owned subsidiary of Beijing RYB
Xiamen RYB Jiamei Children Education Technology Co., LTD	95% owned subsidiary of Beijing RYB
Shenzhen Ruilang Education Investment Co. LTD	wholly-owned subsidiary of Beijing RYB
Qingdao Hongyahui Education Technology Co. LTD	wholly-owned subsidiary of Qingdao RYB
Shanghai Jinfeng Kindergarten Co. Ltd	51% owned kindergarten of Peidi

(2)  The related party transactions are as follows:

Teaching and management service

	Years ended December 31,
	2020	2021	2022
Beijing RYB	—	—	4,909
Beijing Bozhi	—	—	487
Shanghai Peidi	—	—	44

Sale of merchandise

	Years ended December 31,
	2020	2021	2022
Beijing RYB and its subsidiaries	—	—	909
Beiyao and its kindergartens	—	—	6

	Years ended December 31,
	2020	2021	2022
Rental expense recorded:
Ms. Zhiying Li (i)	586	627	749
	586	627	749

	2020	2021	2022
Jointliability guaranty (ii):
Beijing RYB	—	—	7,672
Beiyao	—	—	43,357
	—	—	51,029

(i)	The transactions with the related party shown above represent the office rental expenses recorded in each year.
(ii)	On March 1, 2022, Beijing RYB and Beiyao signed joint liability guaranty agreements with the TJ Qiyuan and RYB Technology, the Company’s subsidiaries to guarantee for each other for the consideration for VIE termination agreement (see Note 1& Note 3) and loan agreement (see Note 10) signed with TJ Qiyuan and RYB Technology.